Leases (Schedule of Maturity Analysis of Company's Lease Liabilities) (Details) € in Thousands, $ in Thousands	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€)
Disclosure of maturity analysis of operating lease payments [line items]
Lease Liability	€ 22,750
Current maturities of lease liability	745	$ 795	€ 4,329
Long-term lease liability	22,005	$ 23,468	€ 15,800
Less than one year [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Lease Liability	745
One to five years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Lease Liability	3,168
More than 5 years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Lease Liability	€ 18,837